GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.18%
23,242	Air Products & Chemicals Inc	$ 5,156,470
39,499	Ecolab Inc	7,822,382
6,480	Sherwin-Williams Co	3,563,158
		16,542,010
Communications — 18.12%
32,671	Alphabet Inc Class C(a)	39,538,265
15,951	Amazon.com Inc(a)	27,689,500
7,378	Arista Networks Inc(a)	1,762,752
7,873	Booking Holdings Inc(a)	15,294,620
78,102	CDW Corp	9,625,291
13,956	Facebook Inc Class A(a)	2,485,284
3,615	GrubHub Inc(a)(b)	203,199
5,805	Lyft Inc Class A(a)(b)	237,076
87,398	Match Group Inc(b)	6,243,713
16,120	MercadoLibre Inc(a)	8,885,828
22,776	Netflix Inc(a)	6,095,313
22,478	Shopify Inc Class A(a)	7,005,494
33,866	Trade Desk Inc Class A(a)	6,351,568
53,345	Twitter Inc(a)	2,197,814
17,437	Wayfair Inc Class A(a)(b)	1,955,036
30,270	Zendesk Inc(a)	2,206,078
		137,776,831
Consumer, Cyclical — 11.19%
6,461	Chipotle Mexican Grill Inc(a)	5,430,277
14,996	Costco Wholesale Corp	4,320,497
100,563	Home Depot Inc	23,332,627
34,794	Lululemon Athletica Inc(a)	6,698,889
19,569	O'Reilly Automotive Inc(a)	7,798,442
159,993	Ross Stores Inc	17,386,179
87,640	Starbucks Corp	7,749,129
2,596	Tesla Inc(a)(b)	625,298
35,961	Tractor Supply Co	3,133,656
73,256	Walmart Inc	8,585,786
		85,060,780
Consumer, Non-Cyclical — 21.90%
35,512	Abbott Laboratories	2,971,289
18,934	ABIOMED Inc(a)	3,368,169
2,600	Becton Dickinson & Co	657,696
142,984	Boston Scientific Corp(a)	5,818,019
14,690	Cooper Cos Inc	4,362,930
12,212	CoStar Group Inc(a)	7,244,159
33,123	DexCom Inc(a)	4,943,277
25,825	Edwards Lifesciences Corp(a)	5,679,176
124,896	Elanco Animal Health Inc(a)	3,320,985
76,910	Eli Lilly & Co	8,600,845
27,701	Estee Lauder Cos Inc Class A	5,511,114
52,360	Exact Sciences Corp(a)	4,731,773
10,246	Illumina Inc(a)	3,117,038
10,865	Intuitive Surgical Inc(a)	5,866,340
27,690	Johnson & Johnson	3,582,532
20,335	MarketAxess Holdings Inc	6,659,713
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
75,553	Medtronic PLC	$ 8,206,567
35,846	Moderna Inc(a)(b)	570,668
73,288	Monster Beverage Corp(a)	4,255,101
160,752	PayPal Holdings Inc(a)	16,521,569
129,689	PepsiCo Inc	17,637,778
370	Regeneron Pharmaceuticals Inc(a)	102,638
33,434	S&P Global Inc	8,190,661
62,787	Thermo Fisher Scientific Inc	18,190,685
37,630	Zimmer Biomet Holdings Inc	5,165,470
90,434	Zoetis Inc	11,267,172
		166,543,364
Financial — 11.72%
187,374	Charles Schwab Corp	7,837,854
5,549	Equinix Inc REIT	3,200,663
178,835	Intercontinental Exchange Inc	16,501,106
132,598	Marsh & McLennan Cos Inc	13,122,458
131,153	Mastercard Inc Class A	35,617,220
160,647	Progressive Corp	12,409,981
2,244	Visa Inc Class A	385,990
		89,075,272
Industrial — 9.39%
69,601	Amphenol Corp Class A	6,611,408
29,863	Boeing Co	11,361,976
101,060	Emerson Electric Co	6,617,067
29,287	Honeywell International Inc	4,955,360
34,469	Norfolk Southern Corp	6,192,701
65,434	Raytheon Co	12,837,496
17,469	Rockwell Automation Inc	2,878,891
20,676	Roper Technologies Inc	7,373,062
56,837	Stanley Black & Decker Inc	8,207,831
8,443	TransDigm Group Inc	4,396,017
		71,431,809
Technology — 23.77%
59,649	Accenture PLC Class A	11,473,485
32,575	Adobe Inc(a)	8,998,844
173,617	Advanced Micro Devices Inc(a)	5,033,157
126,281	Apple Inc	28,283,156
54,048	Atlassian Corp PLC Class A(a)	6,779,781
25,555	Broadcom Inc	7,054,969
78,203	Electronic Arts Inc(a)	7,493,599
23,048	Fidelity National Information Services Inc	3,059,852
404,904	Microsoft Corp	55,900,626
13,547	MSCI Inc Class A	2,949,859
17,365	NVIDIA Corp	3,022,726
20,835	QUALCOMM Inc	1,589,294
12,658	salesforce.com Inc(a)	1,878,954
40,345	ServiceNow Inc(a)	10,241,578
42,970	Synopsys Inc(a)	5,897,632
56,803	Texas Instruments Inc	7,341,220
33,865	Twilio Inc Class A(a)(b)	3,723,795
42,593	Veeva Systems Inc Class A(a)	6,503,525

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
36,564	Xilinx Inc	$ 3,506,488
		180,732,540
TOTAL COMMON STOCK — 98.27% (Cost $564,323,984)		$747,162,606
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.65%
$12,500,000	Federal Home Loan Bank 1.52%, 10/01/2019	12,500,000
Repurchase Agreements — 0.81%
307,494	Undivided interest of 1.53% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $307,494 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(c)	307,494
1,465,953	Undivided interest of 2.17% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $1,465,953 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	1,465,953
1,465,953	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $1,465,953 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	1,465,953
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,465,953	Undivided interest of 3.12% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $1,465,953 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(c)	$ 1,465,953
1,465,953	Undivided interest of 3.59% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $1,465,953 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(c)	1,465,953
		6,171,306
TOTAL SHORT TERM INVESTMENTS — 2.46% (Cost $18,671,306)		$18,671,306
TOTAL INVESTMENTS — 100.73% (Cost $582,995,290)		$765,833,912
OTHER ASSETS & LIABILITIES, NET — (0.73)%		$(5,551,432)
TOTAL NET ASSETS — 100.00%		$760,282,480

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

September 30, 2019

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$747,162,606	$—	$—	$747,162,606
Short Term Investments	—	18,671,306	—	18,671,306
Total Assets	$747,162,606	$18,671,306	$0	$765,833,912
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019